Fair Value, Transfers Between Fair Value Levels (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	$ 0	$ 0	$ 0
Trading securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0	0	0
Available-for-sale securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0	0	0
Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0	0	0
Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0	0	0
Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0	0	0
Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0	0	0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	17	31
Transfer Out	(19)	(242)	0
Fair Value, Inputs, Level 1 [Member] | Trading securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0	23
Transfer Out	(11)	(242)	0
Fair Value, Inputs, Level 1 [Member] | Available-for-sale securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	17	8
Transfer Out	(8)	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0	0
Transfer Out	0	0	0
Fair Value, Inputs, Level 1 [Member] | Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0	0
Transfer Out	0	0	0
Fair Value, Inputs, Level 1 [Member] | Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0	0
Transfer Out	0	0	0
Fair Value, Inputs, Level 1 [Member] | Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0	0
Transfer Out	0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	584	13,759	10,238
Transfer Out	(869)	(496)	(6,436)
Fair Value, Inputs, Level 2 [Member] | Trading securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	70	535	16
Transfer Out	(31)	(56)	(37)
Fair Value, Inputs, Level 2 [Member] | Available-for-sale securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	370	12,830	9,832
Transfer Out	(148)	(117)	(68)
Fair Value, Inputs, Level 2 [Member] | Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	229	343	298
Transfer Out	(440)	(336)	(488)
Fair Value, Inputs, Level 2 [Member] | Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	49	193	41
Transfer Out	(270)	0	(5,851)
Fair Value, Inputs, Level 2 [Member] | Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	(134)	(142)	51
Transfer Out	20	13	8
Fair Value, Inputs, Level 2 [Member] | Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0	0
Transfer Out	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	869	475	6,405
Transfer Out	(565)	(13,513)	(10,238)
Fair Value, Inputs, Level 3 [Member] | Trading securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	31	52	14
Transfer Out	(59)	(289)	(16)
Fair Value, Inputs, Level 3 [Member] | Available-for-sale securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	148	100	60
Transfer Out	(362)	(12,830)	(9,832)
Fair Value, Inputs, Level 3 [Member] | Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	440	336	488
Transfer Out	(229)	(343)	(298)
Fair Value, Inputs, Level 3 [Member] | Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	270	0	5,851
Transfer Out	(49)	(193)	(41)
Fair Value, Inputs, Level 3 [Member] | Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	(20)	(13)	(8)
Transfer Out	134	142	(51)
Fair Value, Inputs, Level 3 [Member] | Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0	0	0
Transfer Out	$ 0	$ 0	$ 0